UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Allen Investment Management LLC
Address: 711 Fifth Avenue
         New York, New York  10022

13F File Number:  028-11378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard M. Felson
Title:     Vice President
Phone:     (212) 832-8000

Signature, Place, and Date of Signing:

 /s/     Howard M. Felson     New York, New York     July 26, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $304,864 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-12302                     Allen Operations LLC

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP             COM              032511107    13433   175000 SH       DEFINED 1              175000        0        0
BOISE INC                      COM              09746Y105     7071   907600 SH       DEFINED 1              907600        0        0
CEPHALON INC                   COM              156708109    34756   435000 SH       DEFINED 1              435000        0        0
EL PASO CORP                   COM              28336L109    20200  1000000 SH       DEFINED 1             1000000        0        0
EXCO RESOURCES INC             COM              269279402     8737   495000 SH       DEFINED 1              495000        0        0
MOSAIC CO NEW                  COM              61945C103    31156   460000 SH       DEFINED 1              460000        0        0
NYSE EURONEXT                  COM              629491101    11309   330000 SH       DEFINED 1              330000        0        0
PFIZER INC                     COM              717081103    21836  1060000 SH       DEFINED 1             1060000        0        0
RALCORP HLDGS INC NEW          COM              751028101    15584   180000 SH       DEFINED 1              180000        0        0
SOUTHERN UN CO NEW             COM              844030106    40150  1000000 SH       DEFINED 1             1000000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    17885   122500 SH       DEFINED 1              122500        0        0
SUNOCO INC                     COM              86764P109    31282   750000 SH       DEFINED 1              750000        0        0
TAM SA                         SP ADR REP PFD   87484D103    12584   576443 SH       DEFINED 1              576443        0        0
TIMBERLAND CO                  CL A             887100105    27078   630160 SH       DEFINED 1              630160        0        0
VERINT SYS INC                 COM              92343X100    11803   318659 SH       DEFINED 1              318659        0        0